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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total        44,749
                                          (thousands)

List of Other Included Managers: None


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
        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER    VOTING AUTHORITY
     NAME OF ISSUER           CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION  MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES
   INC                  CONVERTIBLE DEB 019589AD2    1,314   1,500,000 PRN             SOLE                   --      --    --
ALLTEL CORP 7.75%
   EQUITY UNITS         CONVERTIBLE PFD 020039822    1,946      37,600 SH              SOLE                   --      --    --
AMEREN CORP 9.75% ACES
   5/15/05 REDM         CONVERTIBLE PFD 023608201      961      35,000 SH              SOLE                   --      --    --
CHUBB CORP              COMMON          171232101      514       7,310 SH              SOLE                   --   6,810   500
CINCINNATI BELL INC
   $3.375 CV PFD        CONVERTIBLE PFD 171871403    1,176      28,000 SH              SOLE                   --      --    --
CITIZENS UTILITIES
   TRUST 5% CV PFD      CONVERTIBLE PFD 177351202    3,680      64,000 SH              SOLE                   --      --    --
CONOCOPHILLIPS          COMMON          20825C104      710       8,680 SH              SOLE                   --   8,150   530
DEVON ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 25179MAA1    1,436   1,325,000 PRN             SOLE                   --      --    --
DEVON ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 25179MAB9    1,571   1,450,000 PRN             SOLE                   --      --    --
FORD MOTOR 6.50% CAP TR
   II CV PFD            CONVERTIBLE PFD 345395206    1,328      25,400 SH              SOLE                   --      --    --
GENERAL MOTORS CORP     CONVERTIBLE DEB 370442717      232       8,250 PRN             SOLE                   --      --    --
GENERAL MOTORS CORP CV
   W/PAR                CONVERTIBLE DEB 370442733    1,826      76,350 PRN             SOLE                   --      --    --
JEFFERSON PILOT CORP    COMMON          475070108      422       8,500 SH              SOLE                   --   8,500    --
KAMAN CORP CV DEB       CONVERTIBLE DEB 483548AC7    1,833   1,895,000 PRN             SOLE                   --      --    --
KERR MCGEE CORPORATION  CONVERTIBLE DEB 492386AP2    2,405   2,250,000 PRN             SOLE                   --      --    --
KING PHARMACEUTICALS    CONVERTIBLE DEB 495582AG3    2,220   2,300,000 PRN             SOLE                   --      --    --
LIBERTY MEDIA CORP      CONVERTIBLE DEB 530715AR2    2,918   3,220,000 PRN             SOLE                   --      --    --
LOEWS CORP CV DEB       CONVERTIBLE DEB 540424AL2      759     775,000 PRN             SOLE                   --      --    --
NATIONAL AUSTRALIA BANK
   $1.96875 EX CAPS     CONVERTIBLE PFD 632525309    1,018      30,000 SH              SOLE                   --      --    --
NAVISTAR FINANCIAL CORP CONVERTIBLE DEB 638902AM8    1,675   1,700,000 PRN             SOLE                   --      --    --
NEW YORK COMMUNITY
   BANCORP 6% CV TR PFD CONVERTIBLE PFD 64944P307    2,423      42,700 SH              SOLE                   --      --    --
NORAM ENERGY CORP CV
   DEB                  CONVERTIBLE DEB 655419AC3      355     356,000 PRN             SOLE                   --      --    --
NORTHERN TRUST          COMMON          665859104      282       6,900 SH              SOLE                   --   6,600   300
PRIDE INTL INC          CONVERTIBLE DEB 74153QAD4    2,722   2,500,000 PRN             SOLE                   --      --    --
RECKSON ASSOCIATES
   $1.90625 CV PFD      CONVERTIBLE PFD 75621K205    1,008      38,562 SH              SOLE                   --      --    --
REINSURANCE GROUP OF
   AMERICA 5.75% PIERS  CONVERTIBLE PFD 759351307    2,227      38,400 SH              SOLE                   --      --    --
ROBBINS & MYERS CV SUB
   NOTES                CONVERTIBLE DEB 770196AB9      147     141,000 PRN             SOLE                   --      --    --
ROPER INDUSTRIES CV DEB CONVERTIBLE DEB 776696AA4    1,150   2,500,000 PRN             SOLE                   --      --    --
SCHERING-PLOUGH CORP    CONVERTIBLE PFD 806605606    2,065      39,000 SH              SOLE                   --      --    --
THERMO ELECTRON CORP CV


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
   DEBS                 CONVERTIBLE DEB 883556AJ1      296     300,000 PRN            SOLE                    --      --    --
UNITED TECHNOLOGIES
   CORP                 COMMON          913017109      346       3,700 SH             SOLE                    --   3,600   100
WORLD COLOR PRESS INC
   CV DEB               CONVERTIBLE DEB 981443AA2    1,785   1,750,000 PRN            SOLE                    --      --    --
                                                    44,749


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